Item 1.   Schedule of Investments


 T. Rowe Price New Era Fund
 (Unaudited) March 31, 2005

 PORTFOLIO OF INVESTMENTS (1)                         Shares/$ Par    Value
 (Cost and value in $ 000s)

 COMMON STOCKS  88.7%
 CONSUMER & SERVICE  0.7%
 Merchandising  0.7%
 Wal-Mart                                              376,300       18,856

 Total Consumer & Service                                            18,856

 NATURAL RESOURCE-RELATED  88.0%
 Agriculture  4.8%
 Deere                                                 617,800       41,473

 Delta Pine & Land                                     452,000       12,204

 Mosaic *                                              1,391,900     23,746

 Potash Corp./Saskatchewan                             594,800       52,051

                                                                     129,474

 Building & Real Estate  2.2%
 AMB Property, REIT                                    315,900       11,941

 Archstone-Smith Trust, REIT                           294,700       10,052

 Boston Properties, REIT                               163,200       9,829

 Camden Property Trust, REIT                           200,100       9,411

 Catellus Development, REIT                            355,502       9,474

 Duke Realty, REIT                                     315,900       9,430

                                                                     60,137

 Chemicals  3.6%
 Dow Chemical                                          592,900       29,556

 DuPont                                                510,176       26,141

 Lyondell Chemical                                     912,195       25,469

 Nova Chemicals                                        331,000       14,216

                                                                     95,382

 Diversified Metals  10.1%
 Alcoa                                                 700,800       21,297

 BHP Billiton (AUD)                                    5,008,500     69,163

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share)                     1,284,700     40,609

 Nucor                                                 940,100       54,112

 Rio Tinto (GBP)                                       1,240,100     40,070

 Teck Cominco, Class B (CAD)                           1,254,200     46,502

                                                                     271,753

 Diversified Resources  5.2%
 Arch Coal                                             940,900       40,468

 Burlington Northern Santa Fe                          232,000       12,512

 Caterpillar                                           125,800       11,503

 Massey                                                334,500       13,394

 Peabody Energy                                        317,800       14,733

 Penn Virginia                                         342,100       15,703

 St. Joe                                               179,900       12,107

 Terex *                                               288,600       12,496

 Union Pacific                                         89,000        6,203

                                                                     139,119

 Forest Products  6.6%
 Abitibi Consolidated                                  2,566,900     11,885

 Bowater                                               553,000       20,832

 International Paper                                   1,002,500     36,882

 Kimberly-Clark                                        176,700       11,614

 MeadWestvaco                                          668,100       21,259

 Neenah Paper                                          5,484         184

 Packaging Corp. of America                            846,800       20,569

 Potlatch                                              305,900       14,399

 Smurfit-Stone Container *                             1,250,965     19,352

 Weyerhaeuser                                          316,800       21,701

                                                                     178,677

 Gas Transmission & Distribution  1.1%
 OAO Gazprom ADR, 144A +                               244,700       8,247

 Williams Companies                                    1,066,100     20,053

                                                                     28,300

 Integrated Petroleum-Domestic  6.8%
 Amerada Hess                                          375,800       36,155

 ConocoPhillips                                        510,680       55,072

 Marathon Oil                                          398,100       18,679

 Murphy Oil                                            732,400       72,310

                                                                     182,216

 Integrated Petroleum-International  13.5%
 BP ADR                                                1,045,900     65,264

 ChevronTexaco                                         479,500       27,960

 ENI S.p.A. ADR                                        272,100       35,417

 ExxonMobil                                            1,080,400     64,392

 Lukoil ADR                                            63,600        8,610

 Petroleo Brasileiro ADR                               327,200       12,587

 Royal Dutch Petroleum ADS                             937,500       56,287

 Statoil ASA (NOK)                                     2,374,000     40,399

 Total ADR                                             444,748       52,138

                                                                     363,054

 Non-Ferrous Metals  2.1%
 Inco *                                                1,099,200     43,748

 JSC MMC Norilsk Nickel ADR                            213,000       12,429

                                                                     56,177

 Oil & Gas Drilling  7.3%
 Diamond Offshore Drilling                             1,361,900     67,959

 GlobalSantaFe                                         498,300       18,457

 Helmerich & Payne                                     98,500        3,910

 Key Energy Services *                                 500,000       5,735

 Nabors Industries *                                   193,700       11,455

 Noble Drilling                                        464,300       26,098

 Transocean *                                          1,226,400     63,111

                                                                     196,725

 Oil & Gas Equipment & Services  10.7%
 Baker Hughes                                          1,137,500     50,607

 BJ Services                                           798,800       41,442

 Bucyrus International, Class A                        257,400       10,054

 Cooper Cameron *                                      632,800       36,202

 FMC Technologies *                                    333,600       11,069

 Grant Prideco *                                       653,800       15,796

 Hydril *                                              369,300       21,571

 Joy Global                                            124,050       4,349

 Schlumberger                                          569,900       40,167

 Smith International                                   504,700       31,660

 Tidewater                                             180,000       6,995

 W-H Energy Services *                                 724,000       17,325

                                                                     287,237

 Petroleum Exploration & Production  8.3%
 Anadarko Petroleum                                    196,900       14,984

 BG Group (GBP)                                        2,203,300     17,112

 Bill Barrett *                                        158,100       4,571

 Burlington Resources                                  765,900       38,349

 Canadian Natural Resources                            607,500       34,518

 Devon Energy                                          1,147,418     54,789

 Encore Acquisition *                                  353,000       14,579

 EOG Resources                                         503,000       24,516

 Nexen                                                 211,900       11,640

 Pioneer Natural Resources                             134,400       5,741

 XTO Energy                                            106,442       3,495

                                                                     224,294

 Precious Metals  5.1%
 Anglo American Platinum (ZAR)                         173,900       6,542

 Harmony Gold Mining Company ADR                       2,035,100     15,874

 Impala Platinum (ZAR)                                 83,600        7,056

 Meridian Gold *                                       1,096,300     18,462

 Newmont Mining                                        1,680,709     71,010

 Placer Dome                                           1,081,550     17,543

                                                                     136,487

 Refining & Marketing  0.6%
 Premcor                                               283,400       16,913

                                                                     16,913

 Total Natural Resource-Related                                      2,365,945

 Total Common Stocks (Cost  $1,391,370)                              2,384,801

 CONVERTIBLE PREFERRED STOCKS  0.0%
 Western Water **                                      2,259         4

 Total Convertible Preferred Stocks (Cost  $2,000)                   4

 SHORT-TERM INVESTMENTS  8.9%
 Money Market Fund  8.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       239,606,267   239,606

                                                                     239,606

 Promissory Note  0.0%
 Western Water, 2.00%, 10/2/05 **                      331,866       0

                                                                     0

 Total Short-Term Investments (Cost  $239,606)                       239,606

 Total Investments in Securities
 97.6% of Net Assets (Cost $1,632,976)                               2,624,411
                                                        $

 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  *   Non-income producing
  * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $8,247 and represents 0.3% of net assets
 ADR  American Depository Receipts
 ADS  American Depository Shares
 AUD  Australian dollar
 CAD  Canadian dollar
 GBP  British pound
 NOK  Norwegian krone
 REIT Real Estate Investment Trust
 ZAR  South African rand

 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
                      Purchase  Sales  Investment         Value
 Affiliate            Cost      Cost   Income      12/31/04    3/31/05
 OAO Gazprom ADR      $ 438     -      $  -        $ 8,247       $  *
 T. Rowe Price
 Reserve Investment
 Fund                 **        **      1,268        239,606      154,905
 Totals                                $1,268      $ 247,853     $154,905

 * The issuer was not considered an affiliated company at December 31, 2004. **Purchase and sale information not shown for cash management funds.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New Era Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005 the cost of investments for federal income tax purposes was $1,632,976,000. Net unrealized gain aggregated $991,430,000 at period-end, of which $1,006,709,000 related to appreciated investments and $15,279,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005